Deferred Income Taxes (Details 2) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Taxes
Non-capital Losses	$ 7,803,000	$ 9,118,000
Marketable Securities	115,000	0
Share Issue Costs	548,000	255,000
Unrealized Foreign Exchange	163,000	203,000
Tax Value Over Book Value Of Mineral Properties	4,480,000	7,736,000
Tax Value Over Book Value Of Equipment	1,409,000	1,351,000
Unrecognized Deductible Temporary Differences	$ 14,518,000	$ 18,663,000